Annual Total Returns - iShares Edge MSCI Min Vol USA Index Fund (Institutional) [BarChart] - Institutional - iShares Edge MSCI Min Vol USA Index Fund - Institutional Shares	Nov. 27, 2020
Bar Chart Table:
Annual Return 2017	18.99%
Annual Return 2018	1.34%
Annual Return 2019	28.28%